Exhibit 99.1

GM Financial Automobile Leasing Trust 2015-3

3.49% Exchange Note

Class A-1 0.45000% Asset Backed Notes

Class A-2A 1.17% Asset Backed Notes

Class A-2B Floating Asset Backed Notes

Class A-3 1.69% Asset Backed Notes

Class A-4 1.81% Asset Backed Notes

Class B 2.32% Asset Backed Notes

Class C 2.98% Asset Backed Notes

Class D 3.48% Asset Backed Notes

Servicer’s Certificate

Beginning of Period:	01/01/17
End of Period:	01/31/17
Number of days in Interest Period (Actual/360):	32
Number of days in Collection Period:	31
Report Due Date:	02/16/17
Distribution Date:	02/21/17
Transaction Month:	16

2015-3				Original Agg.
Designated Pool	Units	Start Date	Closing Date	Securitization Value
	43,324	09/03/2015	10/15/2015	$1,084,288,323
Total	43,324			$1,084,288,323

RECONCILIATION OF 2015-3 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1} Beginning of period Aggregate Securitization Value					{1}	$846,126,780

{2} Reduction in Agg. Securitization Value due to payments				{2}	9,663,480
{3} Reduction in Agg. Securitization Value due to Defaulted Leases				{3}	1,449,734
{4} Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases				{4}	9,570,561
{5} Other adjustments				{5}	0
{6} Total change in Agg. Securitization Value					{6}	20,683,775

{7} End of period Aggregate Securitization Value					{7}	$825,443,005

{8} Pool Factor					{8}	76.127630%

RECONCILIATION OF 2015-3 EXCHANGE NOTE
{9} Original Exchange Note Balance					{9}	$1,068,000,000

{10} Beginning of period Exchange Note Balance					{10}	$829,838,457

{11} Exchange Note Principal Payment Amount					{11}	20,683,775

{12} End of period Exchange Note Balance					{12}	$809,154,682

{13} Note Pool Factor					{13}	75.763547%

RECONCILIATION OF THE ASSET BACKED NOTES

		Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{14} Original Note Balance	{14}	$122,000,000	$66,030,000	$284,000,000	$321,010,000	$97,160,000

{15} Beginning of period Note Balance	{15}	$0	$37,980,179	$163,355,606	$321,010,000	$97,160,000

{16} Noteholders’ Principal Distributable Amount	{16}	0	3,901,807	16,781,968	0	0
{17} Noteholders’ Accelerated Principal Amount	{17}	0	0	0	0	0
{18} Aggregate Principal Parity Amount	{18}	0	0	0	0	0
{19} Matured Principal Shortfall	{19}	0	0	0	0	0

{20} End of period Note Balance	{20}	$0	$34,078,372	$146,573,638	$321,010,000	$97,160,000

{21} Note Pool Factor	{21}	0.000000%	51.610437%	51.610436%	100.000000%	100.000000%

		Class B	Class C	Class D		TOTAL
{22} Original Note Balance	{22}	$41,750,000	$38,490,000	$29,820,000		$1,000,260,000

{23} Beginning of period Note Balance	{23}	$41,750,000	$38,490,000	$29,820,000		$729,565,785

{24} Noteholders’ Principal Distributable Amount	{24}	0	0	0		20,683,775
{25} Noteholders’ Accelerated Principal Amount	{25}	0	0	0		0
{26} Aggregate Principal Parity Amount	{26}	0	0	0		0
{27} Matured Principal Shortfall	{27}	0	0	0		0

{28} End of period Note Balance	{28}	$41,750,000	$38,490,000	$29,820,000		$708,882,010

{29} Note Pool Factor	{29}	100.000000%	100.000000%	100.000000%		70.869775%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Principal payment calculation:
{30} Beginning of period Designated Pool Balance								{30}	$846,126,780

{31} Ending Designated Pool Balance							{31}	825,443,005
{32} Unpaid prior Exchange Note Principal Payment Amount							{32}	0
{33} Sum of {31} + {32}								{33}	825,443,005

{34} Exchange Note Principal Payment Amount {30} - {33}								{34}	$20,683,775

Interest calculation:

		Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}		$829,838,457	$0	3.49%	30	30/360	$2,413,447

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

Additions:
{36} 2015-3 Designated Pool Collections (net of Liquidation Proceeds and fees)							{36}	$14,364,257
{37} Net Liquidation Proceeds collected during period							{37}	12,264,972
{38} Investment Earnings							{38}	10,441
{39} Investment Earnings - transferred to Indenture Note Collection Account							{39}	(10,441)
{40} Deposit from Servicer (LKE, Pull Ahead Program)							{40}	0

{41} Total Additions:								{41}	26,629,229

Distributions:
{42} To the Servicer, Designated Pool Servicing Fee							{42}	705,106
{43} To the 2015-3 Exchange Noteholder, the Exchange Note Interest Payment Amount							{43}	2,413,447
{44} To the 2015-3 Exchange Noteholder, the Exchange Note Principal Payment Amount							{44}	20,683,775
{45} To the 2015-3 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)							{45}	0
{46} To the Lending Facility Pool, all remaining funds to be applied as Collections on Residual Pool							{46}	2,826,901

{47} Total Distributions:								{47}	$26,629,229

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Noteholders’ Principal Distributable calculation:
{48} Beginning Agg. Securitization Value						{48}	$846,126,780
{49} Ending Agg. Securitization Value						{49}	825,443,005
{50} Total change in Agg. Securitization Value {48} - {49}							{50}	20,683,775

{51} Indenture Section 5.4 collections following acceleration of the Notes							{51}	0

{52} Principal Distributable Amount {50} + {51}								{52}	20,683,775

{53} Noteholders’ Principal Carryover Amount								{53}	0

{54} Noteholders’ Principal Distributable Amount {52} + {53}								{54}	$20,683,775

Noteholders’ Interest Distributable calculation:

	Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$0	$0	0.45000%	32	Actual/360	$0
{56}	Class A-2A	$37,980,179	0	1.17%	30	30/360	37,031
{57}	Class A-2B	$163,355,606	0	1.35667%	32	Actual/360	196,996
{58}	Class A-3	$321,010,000	0	1.69%	30	30/360	452,090
{59}	Class A-4	$97,160,000	0	1.81%	30	30/360	146,550
{60}	Class B	$41,750,000	0	2.32%	30	30/360	80,717
{61}	Class C	$38,490,000	0	2.98%	30	30/360	95,584
{62}	Class D	$29,820,000	0	3.48%	30	30/360	86,478

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

Available Funds:
{63} 2015-3 Exchange Note Collections							{63}	$23,097,222
{64} Investment Earnings							{64}	0
{65} Investment Earnings - transferred from Exchange Note Collection Account							{65}	10,441
{66} Investment Earnings - and amounts released from Reserve Account							{66}	2,094
{67} Optional Purchase Price							{67}	0
{68} Indenture Section 5.4 disposition of Collateral							{68}	0
{69} Reserve Account Withdrawal Amount							{69}	0

{70} Total Available Funds:								{70}	23,109,757

Distributions:
{71} To the Successor Servicer, unpaid transition expenses, pro rata							{71}	0
{72} To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata							{72}	417
{73} To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata							{73}	208
{74} Class A-1 Noteholders’ Interest Distributable Amount pari passu							{74}	0
{75} Class A-2A Noteholders’ Interest Distributable Amount pari passu							{75}	37,031
{76} Class A-2B Noteholders’ Interest Distributable Amount pari passu							{76}	196,996
{77} Class A-3 Noteholders’ Interest Distributable Amount pari passu							{77}	452,090
{78} Class A-4 Noteholders’ Interest Distributable Amount pari passu							{78}	146,550
{79} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{79}	0
{80} Class B Noteholders’ Interest Distributable Amount							{80}	80,717
{81} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{81}	0
{82} Class C Noteholders’ Interest Distributable Amount							{82}	95,584
{83} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{83}	0
{84} Class D Noteholders’ Interest Distributable Amount							{84}	86,478
{85} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{85}	0
{86} Noteholders’ Principal Distributable Amount							{86}	20,683,775
{87} To the Reserve Account, the Reserve Amount Required Amount							{87}	0
{88} To the Noteholders, the Accelerated Principal Amount (as calculated below)							{88}	0
{89} To the Successor Servicer, any amounts in excess of the caps set forth, pro rata							{89}	0
{90} To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata							{90}	0
{91} To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata							{91}	0

{92} To the Issuer Trust Certificateholders, the aggregate amount remaining							{92}	1,329,911

{93} Total Distributions:								{93}	$23,109,757

PRINCIPAL PARITY AMOUNT CALCULATION
		(X)	(Y)	(I)	(II)
		Cumulative	Aggregate	Excess of	Total Available Funds		Lesser of
	Class	Note Balance	Securitization Value	(X) - (Y)	in Indenture Collection Account		(I) or (II)
{94}	Class A	$619,505,785	$825,443,005	$0		$22,276,465	$0
{95}	Class B	661,255,785	825,443,005	0		22,195,748	0
{96}	Class C	699,745,785	825,443,005	0		22,100,164	0
{97}	Class D	729,565,785	825,443,005	0		22,013,686	0
ACCELERATED PRINCIPAL AMOUNT CALCULATION

{98} Excess Total Available Funds							{98}	$1,329,911

{99} Beginning Note Balance					{99}	729,565,785
{100} Principal payments through Indenture Section 8.3 (i) through (xvii)					{100}	20,683,775
{101} Pro-Forma Note Balance						{101}	708,882,010

{102} Ending Aggregate Securitization Value					{102}	825,443,005
{103} 10.75% of Aggregate Securitization Value as of Cutoff Date ($116,560,995)					{103}	116,560,995
{104} Required Pro Forma Note Balance {102} - {103}						{104}	708,882,010

{105} Excess of Pro Forma Balance minus Required Pro Forma Balance {101} - {104}							{105}	0

{106} Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance								{106}	$0

OVERCOLLATERALIZATION CALCULATIONS

Exchange Note:
{107} Ending Aggregate Securitization Value							{107}	$825,443,005
{108} End of Period Note Balance							{108}	809,154,682
{109} Overcollateralization							{109}	16,288,323
{110} Overcollateralization %								{110}	1.97%

Asset Backed Notes:
{111} Ending Aggregate Securitization Value							{111}	825,443,005
{112} End of Period Note Balance							{112}	708,882,010
{113} Overcollateralization							{113}	116,560,995
{114} Overcollateralization %								{114}	14.12%

RECONCILIATION OF 2015-3 CASH RESERVE ACCOUNT
{115} Specified Reserve Balance								{115}	$5,421,442

{116} Beginning of Period Reserve Account balance								{116}	$5,421,442
{117} Investment Earnings							{117}	2,094
{118} From the Indenture Collection Account, the Reserve Account Required Amount							{118}	0
{119} To the Indenture Collection Account, the Reserve Account Withdrawal Amount							{119}	0
{120} Total Reserve balance available:								{120}	5,423,536

{121} Specified Reserve Balance								{121}	5,421,442

{122} Release Excess Cash to Indenture Collection Available Funds								{122}	2,094

{123} End of period Reserve Account balance								{123}	$5,421,442

EVENTS OF DEFAULT AND ACCELERATION OF MATURITY OF NOTE

{124} With respect to the Program Documents, I, Randal L. Willis, do hereby certify that no Event of Default has occurred.								{124}	Yes
{125} With respect to the Program Documents, I, Randal L. Willis, do hereby certify that an Acceleration of Maturity has not occurred.								{125}	Yes

By:	/s/ Randal L. Willis
Name:	Randal L. Willis
Title:	Senior Vice President, Securitization & Conduit Reporting-Treasury
Date:	February 15, 2017

GM Financial

GMALT 2015-3

Supplemental Monthly Data

January 31, 2017

	Aggregate Securitization Value	Residual Value
Beginning of Period	$846,126,780	$674,415,349
Change	(20,683,775)	(9,566,782)

End of Period	$825,443,005	$664,848,567
Residual Value as % of Agg. Securitization Value		80.54%

Delinquency

Leases with scheduled payment delinquent	Number of Leases	Agg. Securitization Value	Percentage(1)
0 - 30 days	38,752	812,502,227	98.43%
31 - 60 days	458	9,507,233	1.15%
61 - 90 days	124	2,638,636	0.32%
over 90 days	34	794,909	0.10%

Total	39,368	825,443,005	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	140	3,673,732	1,767	49,684,219
Standard terminations	16	330,790	165	3,331,300

Total retained by lessee	156	4,004,522	1,932	53,015,519
Returned Vehicles
Early terminations	282	4,889,853	976	16,404,972
Standard terminations	36	676,186	152	2,570,622

Total returned to dealer	318	5,566,039	1,128	18,975,594
Charged off leases / Repossessed vehicles	74	1,449,734	889	19,509,303
Repurchases	0	0	7	218,811
Other	0	0	0	0

Total terminations	548	11,020,295	3,956	91,719,227

Net Credit (Gain) Loss

	Current Period	Cumulative
Agg. Securitized Value of early term defaults	1,449,734	19,509,303
less: Sales proceeds	1,519,531	15,690,295
less: Excess wear and excess mileage received	0	0
less: Other amounts received	56,255	720,582

Net Credit (Gain) Loss	(126,052)	3,098,426

Residual (Gain) Loss on Returned Vehicles
Agg. Securitized Value of returned vehicles sold by Servicer	5,501,546	18,693,367
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	5,607,487	19,704,544
less: Excess wear and excess mileage received	4,853	16,076
less: Other recovery amounts	43,064	220,782

Residual (Gain) Loss	(153,858)	(1,248,035)

	Current Period	Prev. Month
Prepay Speed	0.8171%	0.6781%

Return Rate	242.7481%	199.2188%

(1)	Percentages may not add to 100% due to rounding.